Liquidity and Management's Plans - Additional Information (Detail) - USD ($)	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bankruptcy [Line Items]
Cash and cash equivalents		$ 344,113	$ 6,885,422	$ 601,445
Mayne Pharma Ventures Pty LTD [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Bankruptcy [Line Items]
Guaranteed funding receivable	$ 4,000,000